INTERESTS IN ASSOCIATES - Summarized financial information in respect of the Group's associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets:
Other non-current assets	$ 11,045	$ 14,514
Non-current Assets	442,706	310,078
Current assets	138,402	166,168
Current liabilities:
Other current liabilities	120,820
Amounts due to other related parties	28	7,512	$ 2,800
Total current liabilities	171,933	69,112
Non-current liabilities:
Borrowings	230,027	131,881
Others	70,136	141,001
Total non-current liabilities	302,947	273,212
Net assets (liabilities)	106,228	133,922
Revenue	56,733	65,925	47,155
Profit for the year	(33,050)	3,282	(1,554)
Group's share of profit of associates of the year		173	$ 149
Group's share of other comprehensive income of associates		136
Aggregate
Non-current assets:
IPP solar parks	39,054	60,491
Other non-current assets	13,514	11,646
Non-current Assets	52,568	72,137
Current assets	8,190	12,392
Current liabilities:
Other current liabilities	4,205	5,929
Amounts due to other related parties	967	880
Total current liabilities	5,172	6,809
Non-current liabilities:
Borrowings	40,464	49,508
Others	999	16,449
Total non-current liabilities	41,463	65,957
Net assets (liabilities)	14,123	11,763
Revenue	7,817	5,810
Profit for the year	970	1,292
Group's share of profit of associates of the year		173
Group's share of profit of associates of the year not recognized	302	223
RisenSky Solar
Non-current assets:
IPP solar parks	22,592	20,829
Other non-current assets	472	442
Non-current Assets	23,064	21,271
Current assets	5,342	3,462
Current liabilities:
Other current liabilities	2,739	1,325
Amounts due to other related parties	967	880
Total current liabilities	3,706	2,205
Non-current liabilities:
Borrowings	24,034	22,940
Total non-current liabilities	24,034	22,940
Net assets (liabilities)	666	(412)
Revenue	3,840	3,701
Profit for the year	1,076	744
Group's share of profit of associates of the year not recognized	323	223
Oky Solar Holdings
Non-current assets:
IPP solar parks		26,669
Other non-current assets		884
Non-current Assets		27,553
Current assets		5,167
Current liabilities:
Other current liabilities		3,461
Total current liabilities		3,461
Non-current liabilities:
Borrowings		10,702
Others		16,449
Total non-current liabilities		27,151
Net assets (liabilities)		2,108
Revenue		1,662
Profit for the year		577
Group's share of profit of associates of the year		173
1088526 B.C. Ltd.
Non-current assets:
IPP solar parks	13,157	12,993
Other non-current assets	11,359	10,320
Non-current Assets	24,516	23,313
Current assets	2,689	3,763
Current liabilities:
Other current liabilities	1,312	1,143
Total current liabilities	1,312	1,143
Non-current liabilities:
Borrowings	15,109	15,866
Others	941
Total non-current liabilities	16,050	15,866
Net assets (liabilities)	9,843	10,067
Revenue	3,268	447
Profit for the year	(240)	$ (29)
Group's share of profit of associates of the year not recognized	(43)
1091187 B.C. Ltd.
Non-current assets:
IPP solar parks	3,305
Other non-current assets	1,683
Non-current Assets	4,988
Current assets	159
Current liabilities:
Other current liabilities	154
Total current liabilities	154
Non-current liabilities:
Borrowings	1,321
Others	58
Total non-current liabilities	1,379
Net assets (liabilities)	3,614
Revenue	709
Profit for the year	134
Group's share of profit of associates of the year not recognized	$ 22